Investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jul. 31, 2019 CNY (¥)
Investment Company, Financial Highlights [Line Items]
Interest income	¥ 10,418,919	$ 1,596,769	¥ 48,440,468	¥ 27,087,009
Investment Income, Nonoperating	5,900,000		6,300,000	4,200,000
Unrealized Gain (Loss) on Investments	16,700,000
Equity Securities without Readily Determinable Fair Value	8,000,000.0		10,000,000.0			¥ 3,000,000.0
Equity method investment	27,589,200		27,589,200
Time Deposits
Investment Company, Financial Highlights [Line Items]
Interest income	6,300,000		¥ 32,400,000	¥ 4,900,000
Limited Partner [Member]
Investment Company, Financial Highlights [Line Items]
Unrealized Gain (Loss) on Investments	54,400,000
Equity method investment	27,600,000				¥ 106,000,000.0
Equity Method Investments, Fair Value Disclosure	¥ 47,300,000